Organization (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Feb. 05, 2024
Organization [Line Items]
Price per share		$ 11.14
Warrant [Member]
Organization [Line Items]
Exercise price	$ 11.5
Redemption price per warrant	$ 0.01
Minimum threshold written notice period for redemption of warrants	30 days
Stock price trigger for redemption of warrants	$ 16.5
Threshold trading days for redemption of warrants	20 days
Threshold consecutive trading days for redemption of warrants	30 days
Threshold number of business days before sending notice of redemption to warrant holders	30 days
Additional paid-in capital	$ 3,390
Class A Ordinary Shares [Member]
Organization [Line Items]
Price per share	$ 11.5